Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of provisions for income tax expenses

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	(212,528)	(370,149)	(784,274)
Deferred tax (expenses)/benefit	65,839	70,444	(50,060)
Income tax expenses	(146,689)	(299,705)	(834,334)

Schedule of reconciliation between the statutory EIT rate and the Group's effective tax rate

The following table sets forth reconciliation between the statutory EIT rate and the Group’s effective tax rate:

	For the Year ended December 31,
	2017	2018	2019
Statutory income tax rates:	25.0%	25.0%	25.0%
Change in valuation allowance	(7.5)%	10.1%	3.8%
Permanent book-tax differences (a)	9.4%	(7.6)%	(12.4)%
Effect of preferential tax treatment and tax holiday	(13.7)%	(13.6)%	(8.4)%
Others (b)	(3.6)%	(1.6)%	1.0%
Effective tax rate	9.6%	12.3%	9.0%

(a)	The permanent differences mainly consisted of additional deduction for research and development expenditures, effect on tax rates in different tax jurisdiction and other non-deductible expenses.
(b)	Others mainly consisted of fair value change, Fixed Assets One-time Expense and amortization of acquired intangible assets.

Schedule of per share effect of the tax holidays mostly enjoyed by Wangling and 58 Technology

The per share effect of the tax holidays  mostly enjoyed by Shanghai Ruiting, Wangling and 58 Technology are as follows:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net earnings per ordinary share attributable to ordinary shareholders effect – basic	0.45	1.01	0.93
Net earnings per ordinary share attributable to ordinary shareholders effect – diluted	0.45	0.99	0.92

Schedule of significant components of the aggregate deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Provision for doubtful receivables	11,622	19,459
Net operating loss carry forwards	290,164	499,091
Advertising expenses in excess of deduction limit	306,510	466,090
Others	23,603	37,420
Total deferred tax assets	631,899	1,022,060
Less: Valuation allowance	(588,946)	(937,037)
Total deferred tax assets, net	42,953	85,023

Deferred tax liabilities
Acquired intangible assets	268,171	214,388
Fair value change	—	152,223
Fixed Assets One-time Expense	14,941	23,108
Total deferred tax liabilities	283,112	389,719

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the period	458,433	343,590	588,946
Provision	81,904	308,811	349,781
Current period reversal	(196,747)	(63,455)	(1,690)
Balance at the end of the period	343,590	588,946	937,037